                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

------------------------------------------------------
                               VARIABLE ACCOUNT B
                                    CLASS 3
                              FINANCIAL STATEMENTS
                             FOR THE PERIODS ENDED
                               DECEMBER 31, 1995

This report has been prepared to provide information to owners of American Skandia Life Assurance Corporation's AxiomSM Variable Annuity. If it is used for any other purpose, it must be accompanied or preceded by a current AxiomSM Variable Annuity prospectus, which discloses any charges and other important information about the Account, together with the current applicable prospectus for the Neuberger & Berman Advisors Management Trust, The Alger American Fund or the American Skandia Trust.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 3

PRESIDENT'S LETTER
FEBRUARY, 1996

Dear Contractholder:

What a year it was! The New York Stock Exchange hit a record high on 69 days, a record number of record highs! The performance of the Variable Account B sub-accounts also reflects these outstanding investment returns. Please read the attached sub-account managers' reports carefully, for a better appreciation of how your mutual fund investment options performed in 1995, and their respective outlooks for 1996.

As we look ahead, we do not expect to repeat the stellar results of 1995. But neither do we anticipate a dramatic sell off or cause for a collapse of those prior gains. Instead we anticipate a "normal" investment climate, with "normal" levels of returns, and "normal" volatility in returns. As before, our conviction is that a winning strategy must include a long term view, and a diversified approach to asset classes and investment markets. Our commitment is to offer a choice of excellent managers and excellent funds in a wide range of asset classes.

In the years past we have focused on adding asset class and investment style choices to your retirement annuity. In 1995 we added the following four new selections:

          SUB-ACCOUNT                          ASSET CLASS/INVESTMENT STYLE
--------------------------------      -----------------------------------------------
Seligman-Henderson Small Cap          International Equities (small capitalization)
T. Rowe Price Natural Resources       "Hard Assets"
PIMCO Limited Bond                    Intermediate Bonds
Neuberger & Berman Partners           Value Style Equities

These new selections have proven to be very popular, and the new portfolios raised over $120 million of new assets in 1995.

Gordon C. Boronow

       CONTENTS
I.     American Skandia Life Assurance Corporation
II.    The Alger American Fund
III.   Neuberger & Berman Advisors Management Trust
IV.    American Skandia Trust

INDEPENDENT AUDITORS' REPORT
-------------------------------------

To the Contractowners of
      American Skandia Life Assurance Corporation
       Variable Account B -- Class 3 (Axiom Variable Annuity) and the Board of Directors of
       American Skandia Life Assurance Corporation
       Shelton, Connecticut

We have audited the accompanying statement of assets and liabilities of the twenty-one sub-accounts of American Skandia Life Assurance Corporation Variable Account B -- Class 3, referred to in Note 1, as of December 31, 1995, and the related statements of operations and of changes in net assets for the periods presented. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 with the managers of the mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the twenty-one sub-accounts of American Skandia Life Assurance Corporation Variable Account B -- Class 3, referred to in
Note 1, as of December 31, 1995, the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
February 20, 1996

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 3

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                           ASSETS
Investment in mutual funds at market value (Note 2):
    Neuberger & Berman Advisers Management Trust (NBAMT):
        Partners Portfolio - 31,834 shares (cost $405,402).....................................................  $   421,164
    The Alger American Fund (AAF):
        Small Capitalization Portfolio - 33,852 shares (cost $1,379,408).......................................    1,334,124
        Growth Portfolio - 72,075 shares (cost $2,251,804).....................................................    2,245,870
        MidCap Growth Portfolio - 33,678 shares (cost $656,768)................................................      654,705
    American Skandia Trust (AST):
        Seligman Henderson International Growth Portfolio - 30,868 shares (cost $539,667)......................      561,800
        Seligman Henderson International Small Cap Portfolio - 41,299 shares (cost $421,922)...................      426,615
        Lord Abbett Growth & Income Portfolio - 129,194 shares (cost $1,852,835)...............................    1,935,324
        JanCap Growth Portfolio - 55,832 shares (cost $841,963)................................................      859,820
        Money Market Portfolio - 5,758,768 shares (cost $5,758,768)............................................    5,758,768
        Federated Utility Income Portfolio - 8,121 shares (cost $89,570).......................................       96,962
        Federated High Yield Portfolio - 212,515 shares (cost $2,295,152)......................................    2,367,418
        Phoenix Balanced Asset Portfolio - 27,880 shares (cost $330,642).......................................      349,336
        T. Rowe Price Asset Allocation Portfolio - 20,685 shares (cost $238,805)...............................      248,428
        T. Rowe Price International Equity Portfolio - 266,356 shares (cost $2,761,591)........................    2,836,691
        T. Rowe Price Natural Resources - 5,652 shares (cost $59,251)..........................................       62,799
        Founders Capital Appreciation Portfolio - 173,813 shares (cost $2,408,771).............................    2,476,832
        INVESCO Equity Income Portfolio - 145,731 shares (cost $1,702,123).....................................    1,821,640
        PIMCO Total Return Bond Portfolio - 90,751 shares (cost $979,374)......................................    1,029,119
        PIMCO Limited Maturity Bond Portfolio - 149,908 shares (cost $1,524,426)...............................    1,569,541
        Scudder International Bond Portfolio - 24,563 shares (cost $254,114)...................................      260,369
        Berger Capital Growth Portfolio - 19,580 shares (cost $233,429)........................................      242,795
                                                                                                                 -----------
                Total Invested Assets..........................................................................   27,560,120
Receivable from American Skandia Life Assurance Corp...........................................................    3,684,283
                                                                                                                 -----------
                Total Assets...................................................................................  $31,244,403
                                                                                                                 ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 3

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

AS OF DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                        LIABILITIES
Payable to American Skandia Trust...............................................................................  $3,663,591
Payable to Neuberger & Berman Advisers Management Trust.........................................................         925
Payable to The Alger American Fund..............................................................................      20,725
                                                                                                                  ----------
                Total Liabilities...............................................................................  $3,685,241
                                                                                                                  ----------

                                   NET ASSETS

                                                                                                          UNIT
                                 CONTRACTOWNERS' EQUITY                                       UNITS      VALUE
-----------------------------------------------------------------------------------------    -------     ------
    NBAMT - Partners.....................................................................     34,867     $12.08     $   421,164
    AAF - Small Capitalization...........................................................    104,247      12.80       1,334,124
    AAF - Growth.........................................................................    185,142      12.13       2,245,809
    AAF - MidCap Growth..................................................................     50,878      12.87         654,653
    AST - Seligman Henderson International Growth........................................     51,519      10.90         561,769
    AST - Seligman Henderson International Small Cap.....................................     41,575      10.26         426,615
    AST - Lord Abbett Growth & Income....................................................    168,290      11.50       1,935,271
    AST - JanCap Growth..................................................................     68,509      12.55         859,751
    AST - Money Market...................................................................    559,358      10.30       5,758,707
    AST - Federated Utility Income.......................................................      8,260      11.73          96,901
    AST - Federated High Yield...........................................................    216,497      10.93       2,367,354
    AST - Phoenix Balanced Asset.........................................................     30,506      11.45         349,309
    AST - T. Rowe Price Asset Allocation.................................................     22,113      11.23         248,414
    AST - T. Rowe Price International Equity.............................................    265,448      10.69       2,836,615
    AST - T. Rowe Price Natural Resources................................................      5,683      11.04          62,717
    AST - Founders Capital Appreciation..................................................    203,315      12.18       2,476,765
    AST - INVESCO Equity Income..........................................................    155,507      11.71       1,821,640
    AST - PIMCO Total Return Bond........................................................     92,538      11.12       1,029,035
    AST - PIMCO Limited Maturity Bond....................................................    150,910      10.40       1,569,541
    AST - Scudder International Bond.....................................................     24,422      10.66         260,273
    AST - Berger Capital Growth..........................................................     20,219      12.01         242,735
                                                                                                                     ----------
                Total Net Assets.........................................................                           $27,559,162
                                                                                                                     ==========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 3

STATEMENT OF OPERATIONS

FOR THE PERIODS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                         CLASS 3 SUB-ACCOUNTS INVESTING IN:
                                                                                        -------------------------------------
                                                                                                                    NBAMT
                                                                                                                  PARTNERS
                                                                                                                (MAY 25* THRU
                                                                                                                  DEC. 31,
                                                                                           TOTAL                    1995)
                                                                                        -----------             -------------
INVESTMENT INCOME:
  Income
    Dividends.......................................................................... $    69,245                $     0
  Expenses
    Mortality and Expense Risks Charges and Administrative Fees (Note 4)...............     (78,617)                (1,051)
                                                                                        -----------                -------
NET INVESTMENT INCOME (LOSS)...........................................................      (9,372)                (1,051)
                                                                                        -----------                -------
REALIZED GAIN ON INVESTMENTS:
  Proceeds From Sales..................................................................  12,270,712                 46,740
  Cost of Securities Sold..............................................................  12,173,684                 41,820
                                                                                        -----------                -------
    Net Gain...........................................................................      97,028                  4,920
  Capital Gain Distributions Received..................................................           0                      0
                                                                                        -----------                -------
NET REALIZED GAIN......................................................................      97,028                  4,920
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Beginning of Period..................................................................           0                      0
  End of Period........................................................................     574,335                 15,762
                                                                                        -----------                -------
NET UNREALIZED GAIN (LOSS).............................................................     574,335                 15,762
                                                                                        -----------                -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................ $   661,991                $19,631
                                                                                        ===========                =======

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                                      CLASS 3 SUB-ACCOUNTS INVESTING IN:
--------------------------------------------------------------------------------------------------------------
                                                                             AST - SELIGMAN
     AAF - SMALL                        AAF - MIDCAP      AST - SELIGMAN       HENDERSON          AST - LORD
    CAPITALIZATION    AAF - GROWTH         GROWTH           HENDERSON         INTL. SMALL       ABBETT GROWTH
    (MAY 17* THRU     (MAY 17* THRU     (MAY 24* THRU      INTL. EQUITY           CAP              & INCOME
      DEC. 31,          DEC. 31,          DEC. 31,        (MAY 25* THRU      (MAY 25* THRU      (JUN. 8* THRU
        1995)             1995)             1995)         DEC. 31, 1995)     DEC. 31, 1995)     DEC. 31, 1995)
    -------------     -------------     -------------     --------------     --------------     --------------
      $       0         $       0          $     0           $      0            $    0            $      0
         (3,635)           (7,151)          (1,627)            (1,461)             (731)             (4,331)
       --------          --------          -------            -------            ------             -------
         (3,635)           (7,151)          (1,627)            (1,461)             (731)             (4,331)
       --------          --------          -------            -------            ------             -------
        238,425           108,875           20,161             14,962             6,207              38,086
        231,233            94,553           16,565             14,136             6,046              35,817
       --------          --------          -------            -------            ------             -------
          7,192            14,322            3,596                826               161               2,269
              0                 0                0                  0                 0                   0
       --------          --------          -------            -------            ------             -------
          7,192            14,322            3,596                826               161               2,269
              0                 0                0                  0                 0                   0
        (45,284)           (5,934)          (2,063)            22,133             4,693              82,489
       --------          --------          -------            -------            ------             -------
        (45,284)           (5,934)          (2,063)            22,133             4,693              82,489
       --------          --------          -------            -------            ------             -------
      $ (41,727)        $   1,237          $   (94)          $ 21,498            $4,123            $ 80,427
       ========          ========          =======            =======            ======             =======

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 3

STATEMENT OF OPERATIONS (CONT'D)

FOR THE PERIODS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                    CLASS 3 SUB-ACCOUNTS INVESTING IN:
                                                                                -------------------------------------------
                                                                                AST - JANCAP
                                                                                   GROWTH
                                                                                (MAY 19* THRU            AST - MONEY MARKET
                                                                                  DEC. 31,                 (MAY 19* THRU
                                                                                    1995)                  DEC. 31, 1995)
                                                                                -------------            ------------------
INVESTMENT INCOME:
  Income
    Dividends..................................................................    $     0                   $   69,245
  Expenses
    Mortality and Expense Risks Charges and Administrative Fees (Note 4).......     (2,099)                     (13,113)
                                                                                   -------                   ----------
NET INVESTMENT INCOME (LOSS)...................................................     (2,099)                      56,132
                                                                                   -------                   ----------
REALIZED GAIN ON INVESTMENTS:
  Proceeds from Sales..........................................................     27,603                    7,623,146
  Cost of Securities Sold......................................................     23,199                    7,623,146
                                                                                   -------                   ----------
    Net Gain...................................................................      4,404                            0
  Capital Gain Distributions Received..........................................          0                            0
                                                                                   -------                   ----------
NET REALIZED GAIN..............................................................      4,404                            0
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Beginning of Period..........................................................          0                            0
  End of Period................................................................     17,857                            0
                                                                                   -------                   ----------
NET UNREALIZED GAIN (LOSS).....................................................     17,857                            0
                                                                                   -------                   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................    $20,162                   $   56,132
                                                                                   =======                   ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                                  CLASS 3 SUB-ACCOUNTS INVESTING IN:
    -----------------------------------------------------------------------------------------------
                                                              AST - T. ROWE
                                            AST - PHOENIX      PRICE ASSET
                                              BALANCED         ALLOCATION          AST - T. ROWE
    AST - FEDERATED     AST - FEDERATED         ASSET           (JUN. 13*       PRICE INTERNATIONAL
    UTILITY INCOME        HIGH YIELD        (JUN. 2* THRU         THRU                EQUITY
    (JUN. 20* THRU      (JUN. 13* THRU        DEC. 31,          DEC. 31,           (MAY 30* THRU
    DEC. 31, 1995)      DEC. 31, 1995)          1995)             1995)           DEC. 31, 1995)
    ---------------     ---------------     -------------     -------------     -------------------
        $     0             $     0            $     0           $     0             $       0
           (269)             (4,877)              (784)             (654)               (6,138)
         ------             -------            -------           -------              --------
           (269)             (4,877)              (784)             (654)               (6,138)
         ------             -------            -------           -------              --------
          3,795              41,539             27,043            14,903               128,287
          3,727              39,410             26,124            14,524               122,064
         ------             -------            -------           -------              --------
             68               2,129                919               379                 6,223
              0                   0                  0                 0                     0
         ------             -------            -------           -------              --------
             68               2,129                919               379                 6,223
              0                   0                  0                 0                     0
          7,392              72,266             18,694             9,623                75,100
         ------             -------            -------           -------              --------
          7,392              72,266             18,694             9,623                75,100
         ------             -------            -------           -------              --------
        $ 7,191             $69,518            $18,829           $ 9,348             $  75,185
         ======             =======            =======           =======              ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 3

STATEMENT OF OPERATIONS (CONCLUDED)

FOR THE PERIODS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                       CLASS 3 SUB-ACCOUNTS INVESTING IN:
                                                                                    ----------------------------------------
                                                                                    AST - T. ROWE
                                                                                    PRICE NATURAL
                                                                                      RESOURCES               AST - FOUNDERS
                                                                                      (JUN. 21*                  CAPITAL
                                                                                        THRU                   APPRECIATION
                                                                                      DEC. 31,                (MAY 16* THRU
                                                                                        1995)                 DEC. 31, 1995)
                                                                                    -------------             --------------
INVESTMENT INCOME:
  Income
    Dividends......................................................................    $     0                   $      0
  Expenses
    Mortality and Expense Risks Charges and Administrative Fees (Note 4)...........       (188)                    (5,707)
                                                                                          ----                       ----
NET INVESTMENT INCOME (LOSS).......................................................       (188)                    (5,707)
                                                                                          ----                       ----
REALIZED GAIN ON INVESTMENTS:
  Proceeds From Sales..............................................................        104                     22,305
  Cost of Securities Sold..........................................................        100                     19,335
                                                                                          ----                       ----
    Net Gain.......................................................................          4                      2,970
  Capital Gain Distributions Received..............................................          0                          0
                                                                                          ----                       ----
NET REALIZED GAIN..................................................................          4                      2,970
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Beginning of Period..............................................................          0                          0
  End of Period....................................................................      3,548                     68,061
                                                                                          ----                       ----
NET UNREALIZED GAIN (LOSS).........................................................      3,548                     68,061
                                                                                          ----                       ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................    $ 3,364                   $ 65,324
                                                                                          ====                       ====

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                             CLASS 3 SUB-ACCOUNTS INVESTING IN:
--------------------------------------------------------------------------------------------
                       AST - PIMCO                           AST - SCUDDER     AST - BERGER
    AST - INVESCO     TOTAL RETURN        AST - PIMCO        INTERNATIONAL        CAPITAL
    EQUITY INCOME         BOND          LIMITED MATURITY         BOND             GROWTH
    (MAY 22* THRU     (MAY 17* THRU           BOND           (MAY 16* THRU     (MAY 17* THRU
      DEC. 31,          DEC. 31,         (MAY 22* THRU         DEC. 31,          DEC. 31,
        1995)             1995)          DEC. 31, 1995)          1995)             1995)
    -------------     -------------     ----------------     -------------     -------------
      $       0         $       0          $        0           $     0           $     0
         (5,128)           (3,705)            (14,542)             (611)             (815)
       --------          --------          ----------           -------           -------
         (5,128)           (3,705)            (14,542)             (611)             (815)
       --------          --------          ----------           -------           -------
         48,340           345,621           3,471,476            12,937            30,157
         43,792           339,561           3,439,351            12,860            26,321
       --------          --------          ----------           -------           -------
          4,548             6,060              32,125                77             3,836
              0                 0                   0                 0                 0
       --------          --------          ----------           -------           -------
          4,548             6,060              32,125                77             3,836
              0                 0                   0                 0                 0
        119,517            49,745              45,115             6,255             9,366
       --------          --------          ----------           -------           -------
        119,517            49,745              45,115             6,255             9,366
       --------          --------          ----------           -------           -------
      $ 118,937         $  52,100          $   62,698           $ 5,721           $12,387
       ========          ========          ==========           =======           =======

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 3

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                       CLASS 3 SUB-ACCOUNTS INVESTING IN:
                                                                                      -------------------------------------
                                                                                                                  NBAMT
                                                                                         TOTAL                   PARTNERS
                                                                                      ------------             ------------
                                                                                      PERIOD ENDED             MAY 25* THRU
                                                                                        DEC. 31,                 DEC. 31,
                                                                                          1995                     1995
                                                                                      ------------             ------------
INCREASE IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss)..................................................... $    (9,372)               $ (1,051)
    Net Realized Gain (Loss).........................................................      97,028                   4,920
    Net Unrealized Gain (Loss) On Investments........................................     574,335                  15,762
                                                                                       ----------                 -------
    Net Increase (Decrease) In Net Assets Resulting From Operations..................     661,991                  19,631
                                                                                       ----------                 -------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits...............................................  26,406,324                 302,899
    Net Transfers Between Sub-accounts...............................................     550,186                  98,261
    Surrenders.......................................................................     (59,339)                    373
                                                                                       ----------                 -------
    Net Increase In Net Assets Resulting From Capital Share Transactions.............  26,897,171                 401,533
                                                                                       ----------                 -------
TOTAL INCREASE IN NET ASSETS.........................................................  27,559,162                 421,164
NET ASSETS:
    Beginning of Period..............................................................           0                       0
                                                                                       ----------                 -------
    End of Period.................................................................... $27,559,162                $421,164
                                                                                       ==========                 =======

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                                    CLASS 3 SUB-ACCOUNTS INVESTING IN:
----------------------------------------------------------------------------------------------------------
                                                                          AST - SELIGMAN
    AAF - SMALL          AAF          AAF - MIDCAP     AST - SELIGMAN       HENDERSON             AST
    CAPITALIZATION      GROWTH           GROWTH          HENDERSON         INTL. SMALL        LORD ABBETT
    ------------     ------------     ------------      INTL. EQUITY           CAP           GROWTH & INC.
    MAY 17* THRU     MAY 17* THRU     MAY 24* THRU     --------------     --------------     ------------
      DEC. 31,         DEC. 31,         DEC. 31,        MAY 25* THRU       MAY 25* THRU      JUN. 8* THRU
        1995             1995             1995         DEC. 31, 1995      DEC. 31, 1995      DEC. 31, 1995
    ------------     ------------     ------------     --------------     --------------     -------------
     $   (3,635)      $   (7,151)       $ (1,627)         $ (1,461)          $   (731)        $    (4,331)
          7,192           14,322           3,596               826                161               2,269
        (45,284)          (5,934)         (2,063)           22,133              4,693              82,489
        -------         --------         -------           -------            -------            --------
        (41,727)           1,237             (94)           21,498              4,123              80,427
        -------         --------         -------           -------            -------            --------
      1,098,502        2,100,319         587,809           335,177            367,112             468,299
        280,051          167,200          74,235           204,474             55,435           1,368,348
         (2,702)         (22,947)         (7,297)              620                (55)             18,197
        -------         --------         -------           -------            -------            --------
      1,375,851        2,244,572         654,747           540,271            422,492           1,854,844
        -------         --------         -------           -------            -------            --------
      1,334,124        2,245,809         654,653           561,769            426,615           1,935,271
              0                0               0                 0                  0                   0
        -------         --------         -------           -------            -------            --------
     $1,334,124       $2,245,809        $654,653          $561,769           $426,615         $ 1,935,271
        =======         ========         =======           =======            =======            ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 3

STATEMENT OF CHANGES IN NET ASSETS (CONT'D)

--------------------------------------------------------------------------------

                                                                                       CLASS 3 SUB-ACCOUNTS INVESTING IN:
                                                                                     --------------------------------------
                                                                                                                   AST
                                                                                          AST                  MONEY MARKET
                                                                                     JANCAP GROWTH             ------------
                                                                                     -------------             MAY 19* THRU
                                                                                     MAY 19* THRU                DEC. 31,
                                                                                     DEC. 31, 1995                 1995
                                                                                     -------------             ------------
INCREASE IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss).....................................................   $  (2,099)             $    56,132
    Net Realized Gain (Loss).........................................................       4,404                        0
    Net Unrealized Gain (Loss) On Investments........................................      17,857                        0
                                                                                         -------               -----------
    Net Increase (Decrease) In Net Assets Resulting From Operations..................      20,162                   56,132
                                                                                         -------               -----------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits...............................................     620,832               13,797,192
    Net Transfers Between Sub-accounts...............................................     219,658               (8,045,900)
    Surrenders.......................................................................        (901)                 (48,717)
                                                                                         -------               -----------
    Net Increase In Net Assets Resulting From Capital Share Transactions.............     839,589                5,702,575
                                                                                         -------               -----------
TOTAL INCREASE IN NET ASSETS.........................................................     859,751                5,758,707
NET ASSETS:
    Beginning of Period..............................................................           0                        0
                                                                                         -------               -----------
    End of Period....................................................................   $ 859,751              $ 5,758,707
                                                                                         =======               ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                                         CLASS 3 SUB-ACCOUNTS INVESTING IN:
    ------------------------------------------------------------------------------------------------------------
                                                               AST - T. ROWE     AST - T. ROWE     AST - T. ROWE
    AST - FEDERATED     AST - FEDERATED     AST - PHOENIX       PRICE ASSET       PRICE INTL.      PRICE NATURAL
    UTILITY INCOME        HIGH YIELD        BALANCED ASSET      ALLOCATION          EQUITY           RESOURCES
    ---------------     ---------------     -------------      -------------     -------------     -------------
     JUN. 20* THRU       JUN. 13* THRU       JUN. 2* THRU      JUN. 13* THRU     MAY 30* THRU      JUN. 21* THRU
     DEC. 31, 1995       DEC. 31, 1995      DEC. 31, 1995      DEC. 31, 1995     DEC. 31, 1995     DEC. 31, 1995
    ---------------     ---------------     --------------     -------------     -------------     -------------
        $  (269)          $    (4,877)         $   (784)         $    (654)       $    (6,138)        $  (188)
             68                 2,129               919                379              6,223               4
          7,392                72,266            18,694              9,623             75,100           3,548
        -------              --------          --------            -------            -------          ------
          7,191                69,518            18,829              9,348             75,185           3,364
        -------              --------          --------            -------            -------          ------
         73,502               275,751           303,175            191,553            798,237          38,399
         16,244             2,014,925            38,588             47,655          1,964,129          20,943
            (36)                7,160           (11,283)              (142)              (936)             11
        -------              --------          --------            -------            -------          ------
         89,710             2,297,836           330,480            239,066          2,761,430          59,353
        -------              --------          --------            -------            -------          ------
         96,901             2,367,354           349,309            248,414          2,836,615          62,717
              0                     0                 0                  0                  0               0
        -------              --------          --------            -------            -------          ------
        $96,901           $ 2,367,354          $349,309          $ 248,414        $ 2,836,615         $62,717
        =======              ========          ========            =======            =======          ======

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 3

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)

--------------------------------------------------------------------------------

                                                                                   CLASS 3 SUB-ACCOUNTS INVESTING IN:
                                                                               ------------------------------------------
                                                                               AST - FOUNDERS
                                                                                  CAPITAL                   AST - INVESCO
                                                                                APPRECIATION                EQUITY INCOME
                                                                               --------------               -------------
                                                                                MAY 16* THRU                MAY 22* THRU
                                                                               DEC. 31, 1995                DEC. 31, 1995
                                                                               --------------               -------------
INCREASE IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss)..............................................   $   (5,707)                 $    (5,128)
    Net Realized Gain (Loss)..................................................        2,970                        4,548
    Net Unrealized Gain (Loss) On Investments.................................       68,061                      119,517
                                                                                 ----------                   ----------
    Net Increase (Decrease) In Net Assets Resulting From Operations...........       65,324                      118,937
                                                                                 ----------                   ----------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits........................................      741,715                    1,345,090
    Net Transfers Between Sub-accounts........................................    1,652,865                      366,022
    Surrenders................................................................       16,861                       (8,409)
                                                                                 ----------                   ----------
    Net Increase In Net Assets Resulting From Capital Share Transactions......    2,411,441                    1,702,703
                                                                                 ----------                   ----------
TOTAL INCREASE IN NET ASSETS..................................................    2,476,765                    1,821,640
NET ASSETS:
    Beginning of Period.......................................................            0                            0
                                                                                 ----------                   ----------
    End of Period.............................................................   $2,476,765                  $ 1,821,640
                                                                                 ==========                   ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

--------------------------------------------------------------------------------

                     CLASS 3 SUB-ACCOUNTS INVESTING IN:
    ---------------------------------------------------------------------
    AST - PIMCO
       TOTAL
      RETURN
       BOND           AST - PIMCO        AST - SCUDDER
    -----------     LIMITED MATURITY     INTERNATIONAL      AST - BERGER
      MAY 17*             BOND               BOND          CAPITAL GROWTH
       THRU         ---------------      -------------     -------------
     DEC. 31,         MAY 22* THRU       MAY 16* THRU       MAY 17* THRU
       1995          DEC. 31, 1995       DEC. 31, 1995     DEC. 31, 1995
    -----------     ----------------     -------------     --------------
    $  (3,705)         $  (14,542)         $    (611)         $   (815)
        6,060              32,125                 77             3,836
       49,745              45,115              6,255             9,366
    ----------         ----------           --------          --------
       52,100              62,698              5,721            12,387
    ----------         ----------           --------          --------
    1,132,056           1,489,817            181,092           157,796
     (154,597)             16,926             73,460            71,264
         (524)                100                  0             1,288
    ----------         ----------           --------          --------
      976,935           1,506,843            254,552           230,348
    ----------         ----------           --------          --------
    1,029,035           1,569,541            260,273           242,735
            0                   0                  0                 0
    ----------         ----------           --------          --------
    $1,029,035         $1,569,541          $ 260,273          $242,735
    ==========         ==========           ========          ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 3

NOTES TO
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

American Skandia Life Assurance Corporation Variable Account B -- Class 3 (the "Account") is a separate investment account of American Skandia Life Assurance Corporation ("American Skandia"). The Account is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust. The Account commenced operations May 1, 1995.

As of December 31, 1995 the Account consisted of twenty-five sub-accounts. These financial statements report on twenty-one sub-accounts offered in the Axiom Variable Annuity. Each of the twenty-one sub-accounts invests only in a single corresponding portfolio of either the Neuberger and Berman Advisers Management Trust, The Alger American Fund or the American Skandia Trust (the "Trusts"). Neuberger and Berman Management, Inc. is the advisor for the Neuberger and Berman Advisers Management Trust. Fred Alger Management, Inc. is the advisor for The Alger American Fund. American Skandia Investment Services, Incorporated is the investment manager for American Skandia Trust, while Seligman Henderson Co., Lord Abbett & Co., Janus Capital Corporation, J. P. Morgan Investment Management Incorporated, Federated Investment Counseling, Phoenix Investment Counsel, Inc.,
T. Rowe Price Associates, Inc., Rowe Price-Fleming International, Inc., Founders Asset Management, Inc., INVESCO Trust Company, Pacific Investment Management Company, Scudder, Stevens & Clark, Inc. and Berger Associates, Inc. are the sub-advisors. The investment advisors are paid fees for their services by the respective Trusts.

The following twenty-one sub-accounts have commenced operations during 1995: the NBAMT-Partners on May 25, 1995; the AAF-Small Capitalization on May 17, 1995; the AAF-Growth on May 17, 1995; the AAF-MidCap Growth on May 24, 1995; the AST-Seligman Henderson International Equity on May 25, 1995; the AST-Seligman Henderson International Small Cap on May 25, 1995; the AST-Lord Abbett Growth & Income on June 8, 1995; the AST-JanCap Growth on May 19, 1995; the AST-Money Market on May 19, 1995; the AST-Federated Utility Income on June 20, 1995; the AST-Federated High Yield on June 13, 1995; the AST-Phoenix Balanced Asset on June 2, 1995; the AST-T. Rowe Price Asset Allocation on June 13, 1995; the AST-T. Rowe Price International Equity on May 30, 1995; the AST-T. Rowe Price Natural Resources on June 21, 1995; the AST-Founders Capital Appreciation on May 16, 1995; the AST-INVESCO Equity Income on May 22, 1995; the AST-PIMCO Total Return Bond on May 17, 1995; the AST-PIMCO Limited Maturity Bond on May 22, 1995; the AST-Scudder International Bond on May 16, 1995 and the AST-Berger Capital Growth on May 17, 1995.

2.  VALUATION OF INVESTMENTS

The market value of the investments in the sub-accounts is based on the net asset values of the Trust shares held at the end of the current period. Transactions are accounted for on the trade date and dividend income is recognized on an accrual basis. Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.  INCOME TAXES

American Skandia does not expect to incur any Federal income tax liability on earnings, or realized capital gains attributable to the Account, therefore, no charges for Federal income taxes are currently deducted from the Account. If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

Under current laws, American Skandia may incur state and local income taxes (in addition to premium tax) in several states. The company does not anticipate that these will be significant. However, American Skandia

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 3

NOTES TO
FINANCIAL STATEMENTS (CONT'D)
--------------------------------------------------------------------------------

may make charges to the Account in the event that the amount of these taxes change.

4.  CONTRACT CHARGES

The following contract charges are paid to American Skandia:

     Mortality and Expense Risk Charges -- Charged daily against the Account at an annual rate of 0.85% of the net assets.

     Administrative Fees -- Charged daily against the Account at an annual rate of .15% of the net assets. A maintenance fee equaling the smaller of $35 or 2% of the current Account Value is deducted at the end of each contract year and on surrender.

     Transfer Fees -- Charged at a rate of $10 for each transfer after the fourth in each annuity year.

     Contingent Deferred Sales Charges are computed as set forth in the Axiom Variable Annuity. These charges may be imposed on the full, or partial surrender of certain contracts. There is no contingent deferred sales charge if all premiums were received at least seven complete years prior to the date of the full or partial surrender.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 3

NOTES TO
FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

5.  CHANGES IN THE UNITS OUTSTANDING

                                                 --------------------------------------------------------------------------------
                                                                        CLASS 3 SUB-ACCOUNTS INVESTING IN:
                                                 --------------------------------------------------------------------------------
                                                     NBAMT            AAF - SMALL                                     AAF
                                                    PARTNERS        CAPITALIZATION         AAF - GROWTH          MIDCAP GROWTH
                                                  -----------      -----------------      --------------       -----------------
                                                 MAY, 25* THRU       MAY, 17* THRU         MAY, 17* THRU         MAY, 24* THRU
                                                 DEC. 31, 1995       DEC. 31, 1995         DEC. 31, 1995         DEC. 31, 1995
                                                 --------------   -------------------   -------------------   -------------------
Units Outstanding Beginning of the Period........          0                  0                     0                     0
Units Purchased..................................     26,056             83,398               173,071                45,727
Units Transferred Between Sub-accounts...........      8,811             21,082                13,785                 5,681
Units Surrendered................................          0               (233)               (1,714)                 (530)
                                                     ------               -----                ------                 -----
Units Outstanding End of the Period..............     34,867            104,247               185,142                50,878
                                                     ======               =====                ======                 =====

                                                 --------------------------------------------------------------------------------
                                                                        CLASS 3 SUB-ACCOUNTS INVESTING IN:
                                                 --------------------------------------------------------------------------------
                                                 AST - PHOENIX    AST - T. ROWE PRICE      AST - T. ROWE      AST - T. ROWE PRICE
                                                 BALANCED ASSET    ASSET ALLOCATION     PRICE INTL. EQUITY     NATURAL RESOURCES
                                                  -----------      -----------------      --------------       -----------------
                                                  JUN. 2* THRU       JUN. 13* THRU         MAY 30* THRU          JUN. 21* THRU
                                                 DEC. 31, 1995       DEC. 31, 1995         DEC. 31, 1995         DEC. 31, 1995
                                                 --------------   -------------------   -------------------   -------------------
Units Outstanding Beginning of the Period........          0                  0                     0                     0
Units Purchased..................................     28,098             17,865                76,823                 3,711
Units Transferred Between Sub-accounts...........      3,442              4,259               188,642                 1,972
Units Surrendered................................     (1,034)               (11)                  (17)                    0
                                                     ------               -----                ------                 -----
Units Outstanding End of the Period..............     30,506             22,113               265,448                 5,683
                                                     ======               =====                ======                 =====

--------------------------------------------------------------------------------

* Date Operations Commenced.

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                CLASS 3 SUB-ACCOUNTS INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------------
      AST - SELIGMAN         AST - SELIGMAN       AST - LORD ABBETT           AST                   AST             AST - FEDERATED
    HEND. INTL. EQUITY     HEND. INTL. SM CAP      GROWTH & INCOME       JANCAP GROWTH          MONEY MARKET        UTILITY INCOME
      --------------        ---------------       -----------------     ----------------       --------------        -------------
       MAY 25* THRU           MAY 25* THRU          JUN. 8* THRU          MAY 19* THRU          MAY 19* THRU         JUN. 20* THRU
      DEC. 31, 1995          DEC. 31, 1995          DEC. 31, 1995        DEC. 31, 1995         DEC. 31, 1995         DEC. 31, 1995
    ------------------     ------------------     -----------------     ----------------     ------------------     ---------------
                0                      0                     0                     0                      0                   0
           32,142                 36,504                43,269                50,863              1,356,883               6,841
           19,377                  5,078               125,110                17,758               (794,083)              1,426
                0                     (7)                  (89)                 (112)                (3,442)                 (7)
           ------                 ------                ------               -------               --------               -----
           51,519                 41,575               168,290                68,509                559,358               8,260
           ======                 ======                ======               =======               ========               =====

-----------------------------------
CLASS 3 SUB-ACCOUNTS INVESTING IN:
-----------------------------------
      AST - FEDERATED
        HIGH YIELD
       -------------
       JUN. 13* THRU
       DEC. 31, 1995
      ---------------
                0
           25,899
          190,608
              (10)
           ------
          216,497
           ======

    -------------------------------------------------------------------------------------------------------------------------------
                                                  CLASS 3 SUB-ACCOUNTS INVESTING IN:
    -------------------------------------------------------------------------------------------------------------------------------
      AST - FOUNDERS
         CAPITAL             AST - INVESCO        AST - PIMCO TOTAL     AST - PIMCO LTD.       AST - SCUDDER         AST - BERGER
       APPRECIATION          EQUITY INCOME           RETURN BOND         MATURITY BOND       INTERNATIONAL BOND     CAPITAL GROWTH
      --------------        ---------------       -----------------     ----------------       --------------        -------------
       MAY 16* THRU           MAY 22* THRU          MAY 17* THRU          MAY 22* THRU          MAY 16* THRU         MAY 17* THRU
      DEC. 31, 1995          DEC. 31, 1995          DEC. 31, 1995        DEC. 31, 1995         DEC. 31, 1995         DEC. 31, 1995
    ------------------     ------------------     -----------------     ----------------     ------------------     ---------------
                0                      0                     0                     0                      0                   0
           63,628                122,816               107,323               146,802                 17,411              14,070
          140,067                 33,440               (14,776)                4,114                  7,012               6,151
             (380)                  (749)                   (9)                   (6)                    (1)                 (2)
           ------                 ------                ------               -------               --------               -----
          203,315                155,507                92,538               150,910                 24,422              20,219
           ======                 ======                ======               =======               ========               =====

--------------------------------------------------------------------------------

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED
DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE ALGER AMERICAN FUND FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON FEBRUARY 28, 1996; FORM TYPE N-30D; FILE # 811-5550. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE LIFEVEST PERSONAL SECURITY ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN II ANNUITIES NOR THE ALLIANCE CAPITAL NAVIGATOR ANNUITIES.]

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED
DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE NEUBERGER & BERMAN ADVISORS MANAGEMENT TRUST FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON FEBRUARY 28, 1996; FORM TYPE N-30D; FILE #811-04255. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE LIFEVEST PERSONAL SECURITY ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN II ANNUITIES NOR THE ALLIANCE CAPITAL NAVIGATOR ANNUITIES.]

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED
DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE AMERICAN SKANDIA TRUST FUND FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON MARCH 7, 1996; FORM TYPE N-30D; FILE # 811-05186. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE LIFEVEST PERSONAL SECURITY ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN II ANNUITIES NOR THE ALLIANCE CAPITAL NAVIGATOR ANNUITIES.]

American Skandia Life
Assurance Corporation
Tower One Corporate Drive
Shelton, CT 06484

                                                          ----------------------

                                                            BULK RATE
                                                            U. S. POSTAGE
                                                            PAID
                                                            NEW YORK, NY
                                                            PERMIT NO. 8048

                                                          ----------------------
                     -----------------------------------------------------------
                     -----------------------------------------------------------